Self-Insured Risks - Changes in Self-insurance Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Insurance [Abstract]
Balance at beginning of period, gross	$ 142.1	$ 134.3	$ 140.3
Less: Reinsurance receivables	(26.6)	(26.0)	(32.6)
Balance at beginning of period, net	115.5	108.3	107.7
Increase for the provision of current year claims	43.5	37.1	34.7
Decrease for the provision of prior year claims	(0.1)	(4.6)	(3.5)
Expenses related to discontinued operations	(0.4)	(0.5)	(0.3)
Payments related to current year claims	(5.0)	(4.7)	(4.4)
Payments related to prior year claims	(23.5)	(22.5)	(25.9)
Acquisitions	0.0	2.4	0.0
Balance at end of period, net	130.0	115.5	108.3
Add: Reinsurance receivables	41.4	26.6	26.0
Balance at end of period, gross	$ 171.4	$ 142.1	$ 134.3